Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	MRD
Entity Registrant Name	MEMORIAL RESOURCE DEVELOPMENT CORP.
Entity Central Index Key	0001599222
Entity Filer Category	Non-accelerated Filer